Related parties	12 Months Ended
Dec. 31, 2023
Related Party [Abstract]
Related parties

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021
	€m	€m	€m
Short-term employee benefits	3.5	1.8	2.2
Share-based payment expense	11.6	3.5	2.4
Non-Executive Director fees	0.3	0.3	0.3
Total Directors' and executive officers' compensation	15.4	5.6	4.9